INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Finite-Lived Intangible Assets
As of September 30, 2022 and December 31, 2021, intangible assets consist of the following (in thousands):

	September 30, 2022	December 31, 2021
Contract acquisition cost	$2,000	$2,000
Software	1,175	1,174

	3,175	3,174
Less: Accumulated amortization	(2,236)	(2,062)

Intangible assets-net	$939	$1,112

Nogin Inc [Member]
Summary of Finite-Lived Intangible Assets
As of December 31, 2021 and 2020, intangible assets consist of the following (in thousands):

	As on December 31,
	2021	2020
Contract acquisition cost	$2,000	$2,000
Software	1,174	320

	3,174	2,320
Less: Accumulated amortization	(2,062)	(1,908)

Intangible assets-net	$1,112	$412